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               [Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]


                             333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                                           October 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:  Van Kampen Equity Trust II
               Post-Effective Amendment No. 25 to the
               Registration Statement on Form N-1A
               Rule 485(a) Filing (File Nos. 333-75493
               and 811-9279)

Ladies and Gentlemen:

     Van Kampen Equity Trust II (the "Registrant"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     The purpose of the filing is to consolidate the statements of additional information of each series of the Registrant into one statement of additional information. This filing is not intended to amend the prospectuses of any series of the Registrant.

     Should the staff have any questions regarding the foregoing, please call Julien Yoo at (212) 296-6968 or the undersigned at (312) 407-0863.


                                              Very truly yours,

                                              /s/ Charles B. Taylor
                                              ---------------------
                                              Charles B. Taylor